Insurance - Change in Reserve for Unpaid Claims and Loss Adjustment (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Changes in the liability for unpaid claims and loss adjustment expenses, net of reinsurance recoverable
Balance at beginning of period	$ 48	$ 46	$ 51
Additions for losses and loss adjustment expense incurred to:
Current year	64	65	59
Prior years	0	(3)	(6)
Total	64	62	53
Reductions for losses and loss adjustment expenses paid related to:
Current year	(40)	(39)	(35)
Prior years	(21)	(21)	(23)
Total	(61)	(60)	(58)
Balance at end of period	$ 51	$ 48	$ 46